Nuveen Intermediate Duration Quality
Municipal Term Fund
Portfolio of Investments February 28, 2022
(Unaudited)
NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 127.4%  (98.0% of Total Investments)
MUNICIPAL BONDS - 124.8% (98.0% of Total Investments)
Alabama - 2.0% (1.6% of Total Investments)
$ 2,000 Alabama Federal Aid Highway Finance Authority, Federal Highway Grant
Anticipation Revenue Bonds, Tender Option Bond Trust 2016-XL0024,
21.573%, 9/01/26, (Pre-refunded 9/01/22), 144A, (IF) (4)
9/22 at 100.00 AA (5) $ 2,215,420
1,000 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/34
No Opt. Call A2 1,243,700
269 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series
2019A, 4.500%, 5/01/32, 144A 2021 2021
5/29 at 100.00 N/R 275,690
3,269 Total Alabama 3,734,810
Alaska - 0.3% (0.3% of Total Investments)
500 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Senior Series 2021A Class 1, 5.000%, 6/01/30
No Opt. Call A 597,550
Arizona - 3.1% (2.4% of Total Investments)
Arizona Health Facilities Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2013D:
965 5.000%, 2/01/24 2/23 at 100.00 AA- 1,001,187
1,065 5.000%, 2/01/26 2/23 at 100.00 AA- 1,103,990
775 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 5.000%, 7/01/45
7/31 at 100.00 AAA 961,271
Tempe, Arizona, Water and Sewer Revenue Bonds, Series
2021:
1,150 5.000%, 7/01/40 7/31 at 100.00 AA+ 1,448,770
1,000 5.000%, 7/01/41 7/31 at 100.00 AA+ 1,257,830
4,955 Total Arizona 5,773,048
California - 11.0% (8.6% of Total Investments)
3,000 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Senior Lien Series 2013A, 5.000%, 10/01/27 - AGM Insured
10/23 at 100.00 AA 3,171,420
55 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 59,617
500 California Health Facilities Financing Authority, California, Revenue
Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/36
11/27 at 100.00 A1 586,515
2,170 California Municipal Finance Authority, Revenue Bonds, Linxs APM
Project, Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 BBB- 2,482,654
370 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 BBB 420,272
1,930 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.250%, 12/01/34
12/24 at 100.00 BB 2,119,372
3,335 Eastern Municipal Water District Financing Authority, California, Water
and Wastewater Revenue Bonds, Series 2017D, 5.250%, 7/01/42
7/27 at 100.00 AA+ 3,951,975
305 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds,  Rancho Vallecitos Mobile Home Park, Series 2013,
4.500%, 4/15/23
No Opt. Call A- 310,905

Nuveen Intermediate Duration Quality Municipal Term Fund
(contin-
ued)
Portfolio of Investments
February 28, 2022

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
Jurupa Community Services District, California, Special
Tax Bonds, Community Facilities District 31 Eastvale Area,
Series 2013:
$ 150 4.000%, 9/01/25 9/22 at 100.00 N/R $ 151,622
305 4.000%, 9/01/26 9/22 at 100.00 N/R 308,187
250 4.000%, 9/01/27 9/22 at 100.00 N/R 252,525
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2021B:
300 5.000%, 7/01/28 No Opt. Call Aa2 362,544
700 5.000%, 7/01/29 No Opt. Call Aa2 864,010
1,765 Patterson Public Finance Authority, California, Revenue Bonds,
Community Facilities District 2001-1, Senior Series 2013A, 5.000%,
9/01/22
No Opt. Call N/R 1,799,364
185 Riverside County Redevelopment Agency, California, Tax Allocation
Housing Bonds, Series 2011A, 8.000%, 10/01/26, (ETM)
No Opt. Call A (5) 216,013
1,500 San Diego Association of Governments, California, South Bay Expressway
Toll Revenue Bonds, First Senior Lien Series 2017A, 5.000%, 7/01/36
7/27 at 100.00 A 1,756,485
1,400 San Joaquin County Transportation Authority, California, Sales Tax
Revenue, Limited Tax Measure K Series 2017, 5.000%, 3/01/32
3/27 at 100.00 AA 1,624,336
18,220 Total California 20,437,816
Colorado - 12.6% (9.9% of Total Investments)
3,045 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/30
8/29 at 100.00 BBB+ 3,626,900
5,000 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2017A-2, 5.000%, 11/15/47
11/27 at 100.00 AA+ 5,782,900
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Tender Option Bond Trust 2016-XF2354:
100 21.733%, 3/01/25, 144A, (IF) (4) No Opt. Call AA 153,561
300 21.733%, 3/01/26, 144A, (IF) (4) No Opt. Call AA 508,608
430 21.684%, 3/01/27, 144A, (IF) (4) No Opt. Call AA 793,930
725 21.733%, 3/01/28, 144A, (IF) (4) No Opt. Call AA 1,441,445
200 21.733%, 3/01/29, 144A, (IF) (4) No Opt. Call AA 423,534
1,870 Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%,
12/01/30
12/26 at 100.00 Baa2 2,096,588
1,000 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call AA- 1,441,660
2,280 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2019B, 5.000%, 6/01/44
6/29 at 100.00 N/R 2,736,593
4,000 University of Northern Colorado at Greeley, Institutional Enterprise
System Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/46
6/26 at 100.00 Aa2 4,504,640
18,950 Total Colorado 23,510,359
District of Columbia - 4.0% (3.2% of Total Investments)
1,900 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 5.000%, 10/01/47
10/29 at 100.00 A- 2,219,257
4,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 N/R 4,428,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 720 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 5.000%, 7/15/41
7/31 at 100.00 AA $ 900,749
6,620 Total District of Columbia 7,548,606
Florida - 5.8% (4.6% of Total Investments)
150 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/23
No Opt. Call BBB 158,555
250 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Phase 1 Project, Series 2013A, 5.500%, 11/01/23
No Opt. Call N/R 258,883
825 Broward County, Florida, Half-Cent Sales Tax Revenue Bonds, Refunding
Series 2020, 4.000%, 10/01/40
10/30 at 100.00 AA+ 949,443
1,270 Brwoard County, Florida, Fuel System Revenue Bonds, Fort Lauderdale
Fuel Facilities LLC Project, Series 2013A, 5.000%, 4/01/23 - AGM
Insured, (AMT)
No Opt. Call AA 1,323,759
1,740 Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series
2017, 5.000%, 10/01/33
10/27 at 100.00 A+ 2,045,074
310 Capital Trust Agency, Florida, Fixed Rate Air Cargo Revenue Refunding
Bonds, Aero Miami FX, LLC Project, Series 2010A, 5.350%, 7/01/29
3/22 at 100.00 Baa3 311,032
545 Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series
2021D, 5.000%, 7/01/31
No Opt. Call A+ 692,308
685 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Ave Maria University, Refunding Series 2013A, 4.500%, 6/01/23
No Opt. Call BBB- 699,056
1,000 Florida Mid-Bay Bridge Authority, Revenue Bonds, 1st Senior Lien Series
2015A, 5.000%, 10/01/23
No Opt. Call BBB+ 1,056,010
500 Gainesville, Florida, Utilities System Revenue Bonds, Series 2017A,
5.000%, 10/01/37
10/27 at 100.00 Aa3 585,050
1,400 Palm Beach County Health Facilities Authority, Florida, Revenue Bonds,
Jupiter Medical Center, Series 2013A, 5.000%, 11/01/22
No Opt. Call BBB+ 1,436,470
510 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 A- 590,927
305 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%,
3/01/24, 144A
No Opt. Call BBB+ 325,353
380 Verandah West Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Series 2013, 4.000%, 5/01/23
No Opt. Call N/R 383,830
9,870 Total Florida 10,815,750
Georgia - 2.1% (1.7% of Total Investments)
1,025 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
4.000%, 7/01/22
No Opt. Call A- 1,035,988
1,000 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2017B, 5.500%, 2/15/42
2/27 at 100.00 AA 1,157,890
1,465 Municipal Electric Authority of Georgia, General Resolution Projects
Subordinated Bonds, Series 20188HH, 5.000%, 1/01/44
1/28 at 100.00 A1 1,712,233
3,490 Total Georgia 3,906,111

Nuveen Intermediate Duration Quality Municipal Term Fund
(contin-
ued)
Portfolio of Investments
February 28, 2022

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Hawaii - 1.9% (1.5% of Total Investments)
$ 3,000 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Senior Series 2018A, 5.000%, 7/01/37
1/28 at 100.00 Aa2 $ 3,544,050
Illinois - 10.8% (8.5% of Total Investments)
500 Cook County, Illinois, General Obligation Bonds, Refunding Series
2021A, 5.000%, 11/15/31
11/30 at 100.00 A+ 612,250
2,500 Cook County, Illinois, General Obligation Bonds, Tender Option Bond
Trust 2015-XF1007, 17.109%, 11/15/25, 144A, (IF) (4)
11/22 at 100.00 A+ 2,778,775
4,000 Illinois Municipal Electric Agency, Power Supply System Revenue Bonds,
Refunding Series 2015A, 5.000%, 2/01/27
8/25 at 100.00 A1 4,469,800
2,500 Illinois State, General Obligation Bonds, November Series 2017D,
5.000%, 11/01/27
No Opt. Call BBB 2,875,175
5,000 Illinois State, General Obligation Bonds, Series 2013, 5.000%, 7/01/23 No Opt. Call BBB 5,249,100
290 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene
Counties Community College District 536, Illinois, General Obligation
Bonds, Lewis & Clark Community College, Refunding Series 2017A,
5.000%, 11/01/33 - AGM Insured
11/26 at 100.00 AA 332,343
665 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50
12/29 at 100.00 BBB+ 692,065
1,000 Southwestern Illinois Development Authority, Local Government
Revenue Bonds, Edwardsville Community Unit School District 7 Project,
Series 2007, 0.000%, 12/01/22 - AGM Insured
No Opt. Call AA 990,400
2,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/33
3/25 at 100.00 A 2,189,500
18,455 Total Illinois 20,189,408
Indiana - 1.4% (1.1% of Total Investments)
930 Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st
Century Charter School Project, Series 2013A, 6.000%, 3/01/33
3/23 at 100.00 B+ 940,100
1,500 Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project,
Refunding Series 2015A, 5.000%, 2/01/25
No Opt. Call AA+ 1,655,730
2,430 Total Indiana 2,595,830
Kentucky - 3.6% (2.8% of Total Investments)
1,000 Kentucky Bond Development Corporation, Transient Room Tax Revenue
Bonds, Lexington Center Corporation Project, Series 2018A, 5.000%,
9/01/43
9/28 at 100.00 A2 1,172,510
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
925 4.250%, 7/01/35 7/25 at 100.00 BBB+ 984,107
1,400 5.000%, 1/01/45 7/25 at 100.00 BBB+ 1,528,660
3,000 Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Capital Appreciation First Tier
Series 2013B, 0.000%, 7/01/23
No Opt. Call Baa2 2,937,810
6,325 Total Kentucky 6,623,087
Louisiana - 0.9% (0.7% of Total Investments)
530 New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds,
Parking Facilities Corporation Consolidated Garage System, Series
2018A, 5.000%, 10/01/43 - AGM Insured
10/28 at 100.00 AA 631,834
1,000 New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/22
No Opt. Call A- 1,030,570
1,530 Total Louisiana 1,662,404

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maine - 2.8% (2.2% of Total Investments)
$ 1,000 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 BBB (5) $ 1,052,570
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A:
435 5.000%, 7/01/43 7/28 at 100.00 A+ 509,637
565 5.000%, 7/01/48 7/28 at 100.00 A+ 657,926
Maine Turnpike Authority, Special Obligation Bonds, Series
2014:
620 5.000%, 7/01/25 7/24 at 100.00 A+ 671,801
340 5.000%, 7/01/27 7/24 at 100.00 A+ 367,265
1,850 5.000%, 7/01/29 7/24 at 100.00 A+ 1,997,463
4,810 Total Maine 5,256,662
Maryland - 0.5% (0.4% of Total Investments)
615 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017, 5.000%, 9/01/34
9/27 at 100.00 CCC 643,512
310 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Frederick Memorial Hospital Issue, Series 2012A, 5.000%,
7/01/22
No Opt. Call A- 313,884
925 Total Maryland 957,396
Massachusetts - 0.5% (0.4% of Total Investments)
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2012C:
500 5.000%, 7/01/29, (Pre-refunded 7/01/22) 7/22 at 100.00 Baa2 (5) 507,210
420 5.000%, 7/01/29 7/22 at 100.00 BBB 424,931
80 5.000%, 7/01/29, (Pre-refunded 7/01/22) 7/22 at 100.00 N/R (5) 81,153
1,000 Total Massachusetts 1,013,294
Michigan - 10.1% (7.9% of Total Investments)
1,000 Detroit City School District, Wayne County, Michigan, General Obligation
Bonds, Tender Option Bond Trust 3308, 22.690%, 5/01/30 - AGM
Insured, 144A, (IF) (4)
No Opt. Call Aa1 2,317,420
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
3/22 at 100.00 A+ 5,018
5 Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien
Series 2003B, 5.000%, 7/01/34 - NPFG Insured
3/22 at 100.00 A+ 5,018
370 Flint Hospital Building Authority, Michigan, Building Authority Revenue
Bonds, Hurley Medical Center, Series 2013A, 5.000%, 7/01/23
No Opt. Call BBB- 379,927
2,325 Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020, 4.000%,
11/01/36
11/30 at 100.00 AA 2,654,964
2,020 Michigan Finance Authority, Hospital Revenue Bonds, Crittenton Hospital
Medical Center, Refunding Series 2012A, 4.125%, 6/01/32, (Pre-
refunded 6/01/22)
6/22 at 100.00 N/R (5) 2,037,655
3,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/23
- AGM Insured
No Opt. Call AA 3,156,870
1,500 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 5.000%, 6/01/49
12/30 at 100.00 BBB- 1,706,955
1,500 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 5.000%, 4/15/36
10/29 at 100.00 Aa2 1,842,300

Nuveen Intermediate Duration Quality Municipal Term Fund
(contin-
ued)
Portfolio of Investments
February 28, 2022

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Michigan (continued)
$ 4,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2021A, 4.000%, 11/15/40
11/31 at 100.00 N/R $ 4,651,720
15,725 Total Michigan 18,757,847
Minnesota - 1.2% (1.0% of Total Investments)
2,000 Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series
2018A, 4.250%, 2/15/43
2/28 at 100.00 A- 2,216,760
100 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Saint Paul Conservatory for Performing Artists Charter
School Project, Series 2013A, 3.700%, 3/01/22
No Opt. Call BB 100,000
2,100 Total Minnesota 2,316,760
Missouri - 1.7% (1.3% of Total Investments)
3,000 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%,
1/01/23
No Opt. Call A 3,101,760
Montana - 1.4% (1.1% of Total Investments)
Montana Facility Finance Authority, Healthcare Facility
Revenue Bonds, Kalispell Regional Medical Center, Series
2018B:
985 5.000%, 7/01/28 No Opt. Call BBB 1,141,349
1,270 5.000%, 7/01/29 7/28 at 100.00 BBB 1,470,114
2,255 Total Montana 2,611,463
Nebraska - 1.6% (1.3% of Total Investments)
3,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/32
9/22 at 100.00 A2 3,058,860
Nevada - 2.5% (1.9% of Total Investments)
515 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional
Healthcare Project, Series 2017A, 5.000%, 9/01/47
9/27 at 100.00 A- 589,077
1,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Series 2018C, 5.250%, 7/01/43
7/28 at 100.00 Aa3 1,181,120
Las Vegas Redevelopment Agency, Nevada, Tax Increment
Revenue Bonds, Refunding Series 2016:
1,295 5.000%, 6/15/26 No Opt. Call BBB+ 1,459,103
1,210 5.000%, 6/15/27 6/26 at 100.00 BBB+ 1,358,878
4,020 Total Nevada 4,588,178
New Jersey - 4.3% (3.4% of Total Investments)
New Jersey Economic Development Authority, Cigarette
Tax Revenue Refunding Bonds, Series 2012:
2,000 5.000%, 6/15/24, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (5) 2,025,220
1,000 5.000%, 6/15/28, (Pre-refunded 6/15/22) 6/22 at 100.00 BBB (5) 1,012,610
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
500 5.000%, 7/01/22, (AMT) No Opt. Call A2 506,400
620 5.000%, 1/01/23, (AMT) No Opt. Call A2 639,555
1,000 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Tender Option Bond Trust
2016-XF2340, 2.697%, 9/01/25, 144A, (IF) (4)
3/25 at 100.00 Baa1 1,064,300
1,000 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
8/22 at 101.00 Ba3 1,024,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,225 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 N/R $ 1,322,302
450 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 501,444
7,795 Total New Jersey 8,096,431
New York - 9.6% (7.5% of Total Investments)
495 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.000%, 7/01/29
7/25 at 100.00 BBB 531,179
750 Buffalo Sewer Authority, New York, Sewer System Environmental Impact
Revenue Bonds, Green Series 2021, 4.000%, 6/15/51
6/28 at 100.00 A+ 824,130
500 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2021A, 5.000%, 10/01/32 - AGM
Insured
10/29 at 100.00 AA 615,925
435 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 594,580
3,545 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/42
9/27 at 100.00 A 4,120,673
1,390 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%,
11/15/50
5/30 at 100.00 A3 1,603,810
750 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 5.000%,
11/15/30
No Opt. Call A3 909,060
880 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 5.000%, 1/01/27 - AGM Insured
No Opt. Call AA 1,010,715
710 New York City, New York, General Obligation Bonds, Fiscal 2021 Series C,
5.000%, 8/01/43
8/30 at 100.00 AA 860,002
2,000 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015,
5.000%, 11/15/25
No Opt. Call A2 2,241,960
1,000 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/50
5/30 at 100.00 AA 1,109,670
1,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A-2, 5.000%,
6/01/30
No Opt. Call N/R 1,799,715
560 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25
No Opt. Call A1 632,234
1,000 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Refunding Senior Lien Subseries 2021A-2, 2.000%, 5/15/45,
(Mandatory Put 5/15/2028)
No Opt. Call AA+ 1,007,420
15,515 Total New York 17,861,073
North Dakota - 0.7% (0.6% of Total Investments)
1,250 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/43
2/28 at 100.00 A- 1,385,475
Ohio - 2.3% (1.8% of Total Investments)
620 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 BBB+ 651,539

Nuveen Intermediate Duration Quality Municipal Term Fund
(contin-
ued)
Portfolio of Investments
February 28, 2022

NIQ
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 2,165 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R $ 2,358,529
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Project, Refunding Series 2006A,
3.750%, 12/01/23 (6)
No Opt. Call N/R 3,750
1,150 Ohio State, Private Activity Bonds, Portsmouth Gateway Group, LLC -
Borrower, Portsmouth Bypass Project, Series 2015, 5.000%, 12/31/27
- AGM Insured, (AMT)
6/25 at 100.00 AA 1,266,576
6,935 Total Ohio 4,280,394
Oklahoma - 0.2% (0.1% of Total Investments)
255 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B, 5.250%, 8/15/43
8/28 at 100.00 Baa3 301,854
Oregon - 1.7% (1.4% of Total Investments)
965 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue and
Refunding Bonds, Columbia Memorial Hospital, Series 2012, 5.000%,
8/01/22
No Opt. Call A- 981,974
2,000 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2017-24B, 5.000%, 7/01/36, (AMT)
1/27 at 100.00 A+ 2,272,260
2,965 Total Oregon 3,254,234
Pennsylvania - 2.3% (1.8% of Total Investments)
Erie Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Gannon University Project, Series 2013:
500 4.000%, 5/01/22 No Opt. Call BBB+ 502,515
520 4.000%, 5/01/23 No Opt. Call BBB+ 535,954
1,700 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project,
Series 2015, 5.000%, 6/30/28, (AMT)
6/26 at 100.00 BBB 1,896,044
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/43
12/30 at 100.00 A 1,109,560
285 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 322,999
4,005 Total Pennsylvania 4,367,072
Puerto Rico - 1.7% (1.3% of Total Investments)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
660 4.500%, 7/01/34 7/25 at 100.00 N/R 713,414
2,175 4.550%, 7/01/40 7/28 at 100.00 N/R 2,409,487
2,835 Total Puerto Rico 3,122,901
South Carolina - 2.7% (2.1% of Total Investments)
1,000 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Refunding Series 2021A, 4.000%, 1/01/25
No Opt. Call A- 1,068,860
1,500 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Refunding Series 2021D, 4.000%, 1/01/31
No Opt. Call N/R 1,731,810
1,758 South Carolina Public Service Authority, 5.000%, 12/01/31 No Opt. Call N/R 2,207,362
4,258 Total South Carolina 5,008,032

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee - 9.1% (7.1% of Total Investments)
Greeneville Health and Educational Facilities Board,
Tennessee, Hospital Revenue Bonds, Ballad Health, Series
2018A:
$ 1,000 5.000%, 7/01/36 7/28 at 100.00 A $ 1,174,490
1,605 5.000%, 7/01/37 7/28 at 100.00 A 1,881,846
Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A:
2,180 5.000%, 4/01/35 10/28 at 100.00 N/R 2,571,070
110 5.000%, 4/01/35, (Pre-refunded 10/01/28) 10/28 at 100.00 N/R (5) 132,436
Knox County Health, Educational and Housing Facility
Board, Tennessee, Hospital Revenue Bonds, Covenant
Health, Refunding Series 2012A:
1,440 5.000%, 1/01/25 1/23 at 100.00 A+ 1,484,942
2,170 5.000%, 1/01/26 1/23 at 100.00 A+ 2,236,619
2,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University Project, Refunding & Improvement Series 2021, 4.000%,
5/01/46
5/31 at 100.00 N/R 2,223,300
450 Metropolitan Government of Nashville-Davidson County, Tennessee,
Water and Sewerage Revenue Bonds, Green Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 AA 524,367
1,400 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006B, 5.625%, 9/01/26
No Opt. Call BBB 1,615,404
The Tennessee Energy Acquisition Corporation, Gas
Revenue Bonds, Series 2006C:
1,490 5.000%, 2/01/24 No Opt. Call A 1,586,269
1,365 5.000%, 2/01/25 No Opt. Call A 1,491,140
15,210 Total Tennessee 16,921,883
Texas - 5.2% (4.1% of Total Investments)
1,225 Bexar County Hospital District, Texas, Certificates of Obligation, Series
2020, 5.000%, 2/15/45
2/29 at 100.00 Aa1 1,460,347
1,070 Central Texas Regional Mobility Authority, Revenue Bonds, Refunding
Subordinate Lien Series 2020G, 4.000%, 1/01/45
1/30 at 100.00 BBB+ 1,162,534
2,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
10/22 at 100.00 BB 2,013,420
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Refunding Second Lien Series 2014C:
1,660 5.000%, 11/15/23 No Opt. Call Baa1 1,746,071
960 5.000%, 11/15/25 11/24 at 100.00 Baa1 1,034,851
1,005 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third
Lien Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 Baa2 539,454
Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott &
White Healthcare Project, Tender Option Bond Trust
2016-XG0058:
100 22.153%, 8/15/22, 144A, (IF) (4) No Opt. Call AA- 109,788
155 21.946%, 8/15/24, (Pre-refunded 8/15/23), 144A, (IF) (4) 8/23 at 100.00 AA- (5) 198,759
200 22.153%, 8/15/26, (Pre-refunded 8/15/23), 144A, (IF) (4) 8/23 at 100.00 AA- (5) 257,016
175 21.905%, 8/15/27, (Pre-refunded 8/15/23), 144A, (IF) (4) 8/23 at 100.00 AA- (5) 224,310
915 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call A2 1,029,686
9,465 Total Texas 9,776,236

Nuveen Intermediate Duration Quality Municipal Term Fund
(contin-
ued)
Portfolio of Investments
February 28, 2022

NIQ
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah - 0.6% (0.5% of Total Investments)
$ 435 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2017A, 5.000%, 3/01/35
3/27 at 100.00 AA $ 500,868
600 Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing
Program, Series 2017C, 5.000%, 3/01/34
3/27 at 100.00 AA+ 691,782
1,035 Total Utah 1,192,650
Virgin Islands - 0.1% (0.0% of Total Investments)
100 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 4.000%, 10/01/22 - AGM Insured
No Opt. Call AA 101,361
Virginia - 0.8% (0.6% of Total Investments)
1,340 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 - AGM Insured
7/26 at 100.00 AA 1,493,417
Washington - 1.4% (1.1% of Total Investments)
700 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2015A, 5.000%, 4/01/27
10/24 at 100.00 AA- 761,586
210 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase,
4.000%, 7/01/34
7/31 at 100.00 Baa1 234,616
1,550 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase, 4.000%, 7/01/43
7/31 at 100.00 Baa3 1,664,607
2,460 Total Washington 2,660,809
Wisconsin - 0.3% (0.2% of Total Investments)
University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Tender Option Bond Trust 2015-XF0127:
50 20.614%, 4/01/22, 144A, (IF) (4) No Opt. Call AA- 50,867
100 21.437%, 4/01/23, 144A, (IF) (4) No Opt. Call AA- 121,774
185 21.048%, 4/01/24, 144A, (IF) (4) 4/23 at 100.00 AA- 224,522
100 21.437%, 4/01/25, 144A, (IF) (4) 4/23 at 100.00 AA- 121,774
435 Total Wisconsin 518,937
$ 210,307 Total Municipal Bonds (cost $224,506,614) 232,943,808
Shares Description (1) Value
COMMON STOCKS - 2.6% (2.0% of Total Investments)
Independent Power and Renewable Electricity Producers - 2.6% (2.0% of Total Investments)
97,015 Energy Harbor Corp (7),(8),(9) 4,831,347
Total Common Stocks (cost $2,765,568) 4,831,347
Total Long-Term Investments (cost $227,272,182) 237,775,155
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (29.5)%(10) (54,964,171)
Other Assets Less Liabilities - 2.1% 3,801,348
Net Assets Applicable to Common Shares - 100% $ 186,612,332

independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 232,943,808 $ – $ 232,943,808
Common Stocks – 4,831,347 – 4,831,347
Total
$ – $ 237,775,155 $ – $ 237,775,155
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of the Standard & Poor's Group ("Standard & Poor's"), Moody's Investors
Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) For fair value measurement disclosure purposes, investment classified as Level 2.
(8) Common Stock received as part of the bankruptcy settlement during February 2020 for Ohio Air Quality Development Authority, Ohio,
Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23.
(9) Non-Income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 23.1%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.